UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      P. SCHOENFELD ASSET MANAGEMENT LP

Address:   1350 Avenue of the Americas, 21st Floor
           New York, NY 10019


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dhananjay Pai
Title:  Chief Operating Officer
Phone:  (212) 649-9500

Signature,  Place,  and  Date  of  Signing:

/s/ Dhananjay Pai                  New York, New York                 8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      645,853
                                         --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
D AMERICAN TOWER CORP          CL A             029912201     6332   121000 SH       SOLE                  121000      0    0
D BJS WHOLESALE CLUB INC       COM              05548J106    30210   600000 SH       SOLE                  600000      0    0
D BUCYRUS INTL INC NEW         COM              118759109    75326   821797 SH       SOLE                  821797      0    0
D CEPHALON INC                 COM              156708109    22710   284232 SH       SOLE                  284232      0    0
D CEPHALON INC                 CALL             156708909     2693   863500 SH  CALL SOLE                  863500      0    0
D CHARTER COMMUNICATIONS INC D CL A NEW         16117M305    26119   481370 SH       SOLE                  481370      0    0
D CHOICE HOTELS INTL INC       COM              169905106     1267    38000 SH       SOLE                   38000      0    0
D CORRECTIONS CORP AMER NEW    COM NEW          22025Y407     6292   290650 SH       SOLE                  290650      0    0
D D R HORTON INC               COM              23331A109     1198   104000 SH       SOLE                  104000      0    0
D ENTERTAINMENT PPTYS TR       CONV PFD 9% SR E 29380T600     3697   126354 SH       SOLE                  126354      0    0
D EQUINIX INC                  COM NEW          29444U502     3280    32472 SH       SOLE                   32472      0    0
D EQUITY LIFESTYLE PPTYS INC   COM              29472R108     8717   139600 SH       SOLE                  139600      0    0
D EXCO RESOURCES INC           COM              269279402    30902  1750848 SH       SOLE                 1750848      0    0
D FELCOR LODGING TR INC        PFD CV A $1.95   31430F200     1277    48834 SH       SOLE                   48734      0    0
D FOREST LABS INC              COM              345838106     3934   100000 SH       SOLE                  100000      0    0
D GEN-PROBE INC NEW            CALL             36866T903       19    82600 SH  CALL SOLE                   82600      0    0
D GRIFOLS S A                  SPONSORED ADR    398438309     6550   872162 SH       SOLE                  872162      0    0
D HEALTH CARE REIT INC         COM              42217K106      733    14000 SH       SOLE                   14000      0    0
D HOME DEPOT INC               COM              437076102     2017    55712 SH       SOLE                   55712      0    0
D HOME PROPERTIES INC          COM              437306103     2679    44000 SH       SOLE                   44000      0    0
D HOWARD HUGHES CORP           PUT              44267D957       47    15000 SH  PUT  SOLE                   15000      0    0
D HYPERCOM CORP                COM              44913M105     3548   360963 SH       SOLE                  360963      0    0
D IRON MTN INC                 COM              462846106     6961   204182 SH       SOLE                  204182      0    0
D ISTAR FINL INC               COM              45031U101    12159  1499207 SH       SOLE                 1499207      0    0
D JOHNSON & JOHNSON            PUT              478160954      180   103200 SH  PUT  SOLE                  103200      0    0
D KOHLS CORP                   COM              500255104     2901    58000 SH       SOLE                   58000      0    0
D LAWSON SOFTWARE INC NEW      COM              52078P102     2891   257647 SH       SOLE                  257647      0    0
D LAWSON SOFTWARE INC NEW      CALL             52078P902      245   200000 SH  CALL SOLE                  200000      0    0
D LIBERTY MEDIA CORP           DEB  3.500% 1/1  530715AN1    14602 27000000 PRN      SOLE                27000000      0    0
D LORAL SPACE & COMMUNICATNS I COM              543881106     6723    96780 SH       SOLE                   96780      0    0
D LUBRIZOL CORP                COM              549271104    39274   292499 SH       SOLE                  292499      0    0
D MARSHALL & ILSLEY CORP NEW   COM              571837103    49514  6212586 SH       SOLE                 6212586      0    0
D MERITAGE HOMES CORP          COM              59001A102      384    17000 SH       SOLE                   17000      0    0
D MI DEVS INC                  CL A SUB VTG     55304X104     5623   184801 SH       SOLE                  184801      0    0
D MID-AMER APT CMNTYS INC      COM              59522J103     2294    34000 SH       SOLE                   34000      0    0
D MOTOROLA SOLUTIONS INC       COM NEW          620076307     4604   100000 SH       SOLE                  100000      0    0
D NATIONAL SEMICONDUCTOR CORP  COM              637640103    24700  1003677 SH       SOLE                 1003677      0    0
D NATIONAL SEMICONDUCTOR CORP  CALL             637640903     2448  1020000 SH  CALL SOLE                 1020000      0    0
D NATIONWIDE HEALTH PPTYS INC  COM              638620104     2120    51200 SH       SOLE                   51200      0    0
D NETFLIX INC                  PUT              64110L956     5612   174600 SH  PUT  SOLE                  174600      0    0
D NETFLIX INC                  CALL             64110L906     5973   146300 SH  CALL SOLE                  146300      0    0
D NEWS CORP                    CL A             65248E104     9269   523683 SH       SOLE                  523683      0    0
D NVR INC                      COM              62944T105     2977     4105 SH       SOLE                    4105      0    0
D NYSE EURONEXT                COM              629491101    10915   318512 SH       SOLE                  318512      0    0
D NYSE EURONEXT                CALL             629491901      138   438400 SH  CALL SOLE                  438400      0    0
D PACIFIC BIOSCIENCES CALIF IN COM              69404D108     3834   327653 SH       SOLE                  327653      0    0
D RALCORP HLDGS INC NEW        COM              751028101    27051   312442 SH       SOLE                  312442      0    0
D ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713       46   209842 SH       SOLE                  209842      0    0
D ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754     3451   197879 SH       SOLE                  197879      0    0
D ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770     7806   457286 SH       SOLE                  457286      0    0
D ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796     8319   483637 SH       SOLE                  483637      0    0
D SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0  80517QAA8     3980  4000000 PRN      SOLE                 4000000      0    0
D SAVIENT PHARMACEUTICALS INC  COM              80517Q100     8687  1159747 SH       SOLE                 1159747      0    0
D SAVIENT PHARMACEUTICALS INC  PUT              80517Q950      568   551300 SH  PUT  SOLE                  551300      0    0
D SOUTHERN UN CO NEW           COM              844030106     6023   150000 SH       SOLE                  150000      0    0
D SPDR S&P 500 ETF TR          TR UNIT          78462F103      777   422500 SH  PUT  SOLE                  422500      0    0
D STARWOOD HOTELS&RESORTS WRLD COM              85590A401     3867    69000 SH       SOLE                   69000      0    0
D TARGET CORP                  COM              87612E106     1079    23000 SH       SOLE                   23000      0    0
D TEMPLE INLAND INC            COM              879868107    14870   500000 SH       SOLE                  500000      0    0
D TENET HEALTHCARE CORP        COM              88033G100     7379  1182609 SH       SOLE                 1182609      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
D TIFFANY & CO                 CALL             886547908       31   150000 SH  CALL SOLE                  150000      0    0
D TIFFANY & CO                 PUT              886547958       17   150000 SH  PUT  SOLE                  150000      0    0
D TIMBERLAND CO                CL A             887100105     4297   100000 SH       SOLE                  100000      0    0
D VARIAN SEMICONDUCTOR EQUIPMN COM              922207105    15360   250000 SH       SOLE                  250000      0    0
D VERINT SYS INC               COM              92343X100    22465   606504 SH       SOLE                  606504      0    0
D VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     7297   273079 SH       SOLE                  273079      0    0
D WARNER MUSIC GROUP CORP      COM              934550104      877   106637 SH       SOLE                  106637      0    0
D YAHOO INC                    COM              984332106    43335  2881326 SH       SOLE                 2881326      0    0
D YAHOO INC                    CALL             984332906     1395  2536700 SH  CALL SOLE                 2536700      0    0
D YAHOO INC                    PUT              984332956      316   277100 SH  PUT  SOLE                  277100      0    0
D ZORAN CORP                   COM              98975F101      672    80000 SH       SOLE                   80000      0    0

                                     Page 4